Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Entity Registrant Name	ROYAL BANK OF SCOTLAND GROUP PLC
Entity Central Index Key	0000844150
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Ordinary shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding		12,048,605,298
11% Cumulative Preference Shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding		500,000
5 1/2% Cumulative Preference Shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding		400,000
Non-cumulative preference shares of US$0.01
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding		10,130